Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Equipment and intangible assets
Disclosure of capital commitments [line Items]
Equipment and intangible assets - Contracted but not provided for	¥ 14,578	¥ 1,790